Statements of Cash Flow	1 Months Ended
Oct. 31, 2016 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ (8,330)
Adjustments to reconcile net income to net cash used by operating activities:
Stock issued for Service	2,500
Changes in operating assets and liabilities:
Net cash provided by (used in) operating activities	(5,830)
Investing Activites:
Net cash used in investing activites	0
Financing Activities:
Borrowing on related party advances	5,900
Net cash provided by (used in) financing activities	5,900
NET INCREASE (DECREASE) IN CASH	70
Cash at beginning of period	0
Cash at end of period	70
Supplemental disclosure of cash flow information:
Cash paid for interest	0
Cash paid for taxes
Supplemental non-cash investing and financing activites:
Disposal of property to related party	0
Non—cash dividends	$ 0